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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [  ]  is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Atticus Capital, LLC
Address: 590 Madison Avenue
         32nd Floor
         New York, New York  10022


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Zoraian
Title:   Chief Financial Officer
Phone:   (212) 829-8100

Signature, Place, and Date of Signing:

         /s/  John Zoraian        New York, New York   4/27/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     69

Form 13F Information Table Value Total:     $606,541,802

List of Other Included Managers:           NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]


























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

                                                       ATTICUS CAPITAL LLC
                                                            FORM 13-F
                                                         MARCH 31, 2000

   ITEM 1               ITEM 2         ITEM 3        ITEM 4        ITEM 5            ITEM 6                         ITEM 7
    NAME                 CLASS                       FAIR         SHARES           INVESTMENT                  VOTING AUTHORITY
     OF                    OF                        MARKET         OF         ---------------------         ------------------
   ISSUER              SECURITIES      CUSIP         VALUE        PRINCIPAL    (a) SOLE  (b)  SHARED         (a) SOLE  (b) SHARED
  --------             ----------      -----         ------       ---------    --------  ------------        --------  ---------


3COM CORP-W/RTS TO
  PUR C/STK            Common Stock   885535104   2,809,062.50     50,500      50,500                         50,500            0
ADOBE SYSTEMS INC      Common Stock   00724F101     667,875.00      6,000       6,000                          6,000            0
AERIAL COMMUNI-
  CATIONS              Common Stock   007655103   6,897,037.50    121,400     121,400                        109,400       12,000
AMERICA ONLINE INC     Common Stock   023645104   7,512,368.00    110,476     110,476                        110,476            0
AMERICAN INTL GROUP
   INC                 Common Stock   026874107  11,375,298.00    103,884     103,884                        103,884            0
APPLIED MATERIALS
   INC.                Common Stock   038222105   9,627,826.00    102,152     102,152                        102,152            0
ASPECT DEVELOPMENT
   INC.                Common Stock   045234101   8,851,562.50    137,500     137,500                        125,600       11,900
AT&T CORP              Common Stock   001957109   5,980,725.37    106,206     106,206                        106,206            0
C-CUBE MICROSYSTEMS
   INC                 Common Stock   125015107  42,697,560.00    579,500     579,500                        540,650       38,850
C-CUBE SEMICONDUCTOR
   WHEN ISSUED         Common Stock   12501P103     484,500.00     17,000      17,000                         17,000            0
CHAMPPS ENTERTAIN-
  MENT                 Common Stock   158787101   9,811,838.75  2,242,706   2,242,706                      1,774,706      468,000
CISCO SYSTEMS          Common Stock   17275R102  16,619,868.12    214,970     214,970                        214,970            0
CMGI INC.              Common Stock   125750109  16,289,691.69    143,759     143,759                        143,759            0
CONCENTRIC NETWORKS    Common Stock   20589R107  10,114,500.00    183,900     183,900                        170,900       13,000
CONEXANT SYSTEMS
   INC.                Common Stock   207142100   3,486,100.00     49,100      49,100                         49,100            0
CORDANT TECHNOLOGIES
   INC.                Common Stock   218412104  14,225,468.75    251,500     251,500                        229,800       21,700
CORNING INC.           Common Stock   219350105   5,121,600.00     26,400      26,400                         26,400            0
CVS CORP DELAWARE      Common Stock   126650100   3,646,079.19     97,067      97,067                         97,067            0
DII GROUP INC.         Common Stock   232949107  52,993,829.39    467,300     467,300                        436,900       30,400
DOUBLECLICK INC.       Common Stock   2586D9304  15,883,106.75    169,646     169,646                        169,646            0
E*TRADE GROUP INC.     Common Stock   269246104   2,880,703.12     95,625      95,625                         95,625            0
EMC CORP-MASS          Common Stock   268648102     375,750.00      3,000       3,000                          3,000            0
ESAT TELECOM GROUP
  PLC                  Common Stock   26883Y102  16,759,025.00    167,800     167,800                        144,700       23,100
FLEET BOSTON CORP.     Common Stock   339030108     434,526.75     11,844      11,844                         11,844            0
FRESENIUS NATIONAL


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   MEDICAL             Common Stock   358030203       5,887.50     78,500      78,500                         78,500            0
GEERLINGS & WADE
   INC.                Common Stock   368473104     524,562.50    109,000     109,000                         97,400       11,600
GENERAL ELECTRIC       Common Stock   369604103   8,842,507.50     56,865      56,865                         56,865            0
GLOBAL CROSSING LTD    Common Stock   G3921A100  28,194,515.94    688,721     688,721                        688,721            0
HONEYWELL              Common Stock   438506107   3,258,036.94     61,837      61,837                         61,837            0
INAMED CORP.           Common Stock   453235103   4,642,753.50     93,793      93,793                         93,793            0
INFINITY BROADCASTING
   CORP.               Common Stock   45662S102   3,880,143.75    119,850     119,850                        119,850            0
INTERLEAF INC.         Common Stock   458729209   8,368,651.20    179,400     179,400                        160,712       18,688
INTERVU INC.           Common Stock   46114R106   9,972,000.00    110,800     110,800                        104,657        6,143
INTERWORLD CORP.       Common Stock   46114Q108     830,550.00     14,700      14,700                         14,700            0
IPC COMMUNICATIONS
   INC.                Common Stock   44980K206  10,485,400.00     50,900      50,900                         47,200        3,700
IXNET INC.             Common Stock   46601C109   2,006,801.87     43,745      43,745                         42,345        1,400
JDS UNIPHASE           Common Stock   46612J101  38,108,841.75    316,092     316,092                        316,092            0
JOHNSON & JOHNSON      Common Stock   478160104     933,411.75     13,287      13,287                         13,287            0
KANA COMMUNICATIONS    Common Stock   483600102   8,244,662.50    123,400     123,400                        106,800       16,600
LIBERTY MEDIA
  CLASS A              Common Stock   001957208  14,013,883.00    236,272     236,272                        236,272            0
LUCENT TECHNOLOGIES    Common Stock   55268B106   3,718,993.50     61,218      61,218                         61,218            0
MCI WORLDCOM INC       Common Stock   98155K102   4,543,439.06    100,269     100,269                        100,269            0
MEDIAONE GROUP INC     Common Stock   58440J104  30,844,800.00    380,800     380,800                        330,000       50,800
MEDIAPLEX INC.         Common Stock   58446B105   1,040,000.00     20,000      20,000                         20,000            0
MEDTRONIC INC          Common Stock   585055106  11,345,157.87    220,562     220,562                        220,562            0
METASOLVE SOFTWARE
   INC.                Common Stock   591393103     590,625.00     10,000      10,000                         10,000            0
MILLENNIUM
  PHARMACEUTICALS      Common Stock   599902103   2,172,938.62     16,731      16,731                         16,731            0
MOTOROLA INC           Common Stock   620076109   9,954,672.75     69,674      69,674                         69,674            0
NETOPTIX CORPORATION   Common Stock   64116F103  13,310,625.00     77,500      77,500                         71,900        5,600
NORTHERN TELECOM       Common Stock   665815106  23,856,543.75    189,150     189,150                        189,150            0
O'SULLIVAN INDUSTRIES
   $1.50 PER SHARE 12% Preferred      67104Q205   3,016,350.00   2,010,900  2,010,900                      2,010,900            0
                         Stock
ORTEL CORP.            Common Stock   68749W102  20,945,925.00    111,600     111,600                        102,200        9,400
QWEST COMMUNICATIONS
   INTERNATIONAL       Common Stock   749121109  25,089,600.00    522,700     522,700                        487,000       35,700
RAZORFISH INC.         Common Stock   755236106   2,541,330.00     92,412      92,412                         92,412            0
RETEK INC.             Common Stock   76128Q109   6,458,200.00    156,800     156,800                        156,800            0
SILKNET SOFTWARE
  INC.                 Common Stock   827094103   5,809,200.00     56,400      56,400                         52,800        3,600
SOLECTRON CORP         Common Stock   834182107  12,718,100.25    316,962     316,962                        316,962            0
SPYGLASS INC.          Common Stock   852192103   9,049,720.31    116,700     116,700                        113,940        2,760
SUNTRUST BANKS INC     Common Stock   867914103   3,659,040.00     63,360      63,360                         63,360            0
TELECOMMUNICATIONS
   DE SAO PAULA        Common Stock   87929A102   3,954,375.00    133,200     133,200                        115,400       17,800
TELEFONICA DE
  ARGENTINA SA         Common Stock   879378206   1,185,350.00     30,200      30,200                         27,500        2,700
TELEFONICA DEL PERU    Common Stock   879384105   4,161,600.00    244,800     244,800                        218,300       26,500
TRAVELERS PROP


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  CASUALTY             Common Stock   893939108   6,187,500.00    150,000     150,000                        141,100        8,900
U.S. FOODSERVICE       Common Stock   90331R101  30,668,250.00  1,191,000   1,191,000                      1,104,500       86,500
VERISIGN INC.          Common Stock   92343E102   1,958,450.00     13,100      13,100                         11,900        1,200
VODAFONE PLC ADR       Common Stock   92857T107  48,006,000.00    864,000     864,000                        864,000            0
WARNER LAMBERT CO.     Common Stock   934488107  11,917,875.00    122,000     122,000                        114,000        8,000
WELLS FARGO            Common Stock   949746101   6,131,782.50    149,784     149,784                        149,784            0
XPEDIOR INC.           Common Stock   98413B100     562,500.00     25,000      25,000                         25,000            0
                                                 --------------
                                                 606,541,802.07











































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02090001.AG7